Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, equipment and software, net
Property, equipment and software, gross	¥ 1,312,786		¥ 2,198,443
Less: Accumulated depreciation	(974,462)		(1,291,203)
Less: Accumulated impairment	(15,518)		(20,780)
Property, equipment and software, net	322,806		886,460		$ 45,466
Depreciation expenses	257,630	$ 36,286	421,345	¥ 396,906
Impairment charges	2,588	$ 365	21,560	¥ 0
Power banks
Property, equipment and software, net
Property, equipment and software, gross	705,445		833,257
Cabinets
Property, equipment and software, net
Property, equipment and software, gross	521,996		1,159,455
Less: Accumulated impairment	0		(3,018)
Software
Property, equipment and software, net
Property, equipment and software, gross	28,160		23,039
Photovoltaic power stations
Property, equipment and software, net
Property, equipment and software, gross	22,688		0
Production tools
Property, equipment and software, net
Property, equipment and software, gross	15,214		13,847
Computer and electronic equipment
Property, equipment and software, net
Property, equipment and software, gross	14,370		13,445
Leasehold improvements
Property, equipment and software, net
Property, equipment and software, gross	4,063		3,902
Construction in progress
Property, equipment and software, net
Property, equipment and software, gross	19		150,654
Others
Property, equipment and software, net
Property, equipment and software, gross	¥ 831		¥ 844